As filed with the Securities and Exchange Commission on June 1, 2017

                                                            File Nos.    2-29901
                                                                       811-01716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                       Post-Effective Amendment No. 238            X

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 217                    X

                               AB CAP FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

             1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                EMILIE D. WRAPP
                             AllianceBernstein L.P.
                          1345 Avenue of the Americas
                            New York, New York 10105
                    (Name and address of agent for service)

                          Copies of communications to:
                                 Paul M. Miller
                              Seward & Kissel LLP
                                901 K Street, NW
                                   Suite 800
                             Washington, D.C. 20001


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

         [ ]     immediately upon filing pursuant to paragraph (b)
         [X]     on June 26, 2017 pursuant to paragraph (b)
         [ ]     60 days after filing pursuant to paragraph (a)(1)
         [ ]     on (date) pursuant to paragraph (a)(1)
         [ ]     75 days after filing pursuant to paragraph (a)(2)
         [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485.

         If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 238 under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 217 under the Investment Company Act of 1940, as amended (the "1940 Act")), to the registration statement on Form N-1A (the "Registration Statement") of AB Cap Fund, Inc. (the "Registrant") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until June 26, 2017, the effectiveness of Registrant's Post-Effective Amendment No. 221 under the Securities Act (Amendment No. 200 under the 1940 Act) relating solely to the Advisor Class shares of AB Performance Fee Series--Emerging Markets Growth Portfolio (formerly, AB Emerging Markets Growth Portfolio) (the "Fund"), filed on December 29, 2016, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 238 incorporates by reference the information for the Fund contained in Parts A, B and C of Post-Effective Amendment No. 221 to the Registrant's Registration Statement.

                                   SIGNATURES
                                   ----------

       Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 1st day of June, 2017.

                                                   AB CAP FUND, INC.

                                                   By:    Robert M. Keith*
                                                          ----------------
                                                          Robert M. Keith
                                                          President


       Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

            Signature                  Title                     Date
            ---------                  -----                     ----

(1)   Principal Executive Officer:

      Robert M. Keith*                 President and Chief     June 1, 2017
      ----------------                 Executive Officer
      Robert M. Keith

(2)   Principal Financial and
      Accounting Officer:

      /s/ Joseph J. Mantineo           Treasurer and Chief     June 1, 2017
      ----------------------           Financial Officer
         Joseph J. Mantineo

(3)   All of the Directors:

      John H. Dobkin*
      Michael J. Downey*
      William H. Foulk, Jr.*
      D. James Guzy*
      Nancy P. Jacklin*
      Robert M. Keith*
      Carol C. McMullen*
      Garry L. Moody*
      Marshall C. Turner, Jr.*
      Earl D. Weiner*

*By:  /s/ Eric C. Freed                                        June 1, 2017
      -----------------
          Eric C. Freed
          (Attorney-in-fact)